Payables and Accrued Charges (Summary of Payables and Accrued Charges) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade and other payables	$ 5,179	$ 4,415
Customer prepayments	2,083	1,800
Dividends	257	256
Accrued compensation	669	513
Current portion of asset retirement obligations and accrued environmental costs (Note 22)	170	162
Accrued interest	80	99
Current portion of share-based compensation (Note 5)	185	95
Current portion of derivatives	20	39
Income taxes (Note 8)	(606)	(48)
Current portion of pension and other post-retirement benefits (Note 21)	16	15
Other accrued charges and others	787	616
Total	$ 10,052	$ 8,058